S000002879 [Member] Expense Example - BlackRock Advantage SMID Cap V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,269
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	$ 1,566